Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Effective Tax Rate and Statutory Income Tax Rate Applicable to PRC Operations

The reconciliation of the effective tax rate and the statutory income tax rate applicable to PRC operations was as follows:

	Years ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Income before income tax expenses	197,634	648,548	676,081
Income tax expenses computed at applicable tax rates of 25%	49,409	162,137	169,020
Non-deductible and super deduction expenses	(27,135)	(6,035)	(18,314)
Effect of tax holidays and tax rate difference	(263,431)	(6,514)	1,255
Change in valuation allowance	221,539	(137,596)	(126,795)
Income tax (benefit)/expenses	(19,618)	11,992	25,166

Schedule of Components of Deferred Income Tax	The components of deferred taxes are as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets
Accrued expenses	38,204	29,943
Advertising expenses carry-forwards	18,008	—
Net operating loss carry-forwards	614,232	471,933
Total deferred tax assets	670,444	501,876
Less: valuation allowance	(643,645)	(501,876)
Deferred tax assets, net	26,799	—
Deferred tax liabilities
Deferred costs	(5,984)	(3,742)
Total deferred tax liabilities	(5,984)	(3,742)